Property and Equipment (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment (Textual)
Depreciation expense	$ 10,812	$ 1,409	$ 20,784	$ 2,804	$ 10,001	$ 30,221